Consolidated Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2017
Summary of Investments, Other than Investments in Related Parties [Abstract]
Consolidated Summary of Investments - Other Than Investments in Related Parties
Schedule I
Consolidated and Combined Summary of Investments —
Other Than Investments in Related Parties
December 31, 2017
(In millions)

Types of Investments	Cost or Amortized Cost (1)	Estimated Fair Value	Amount at Which Shown on Balance Sheet
Fixed maturity securities:
Bonds:
U.S. government and agency securities	$14,548	$16,292	$16,292
State and political subdivision securities	3,635	4,181	4,181
Public utilities	2,145	2,447	2,447
Foreign government securities	1,152	1,309	1,309
All other corporate bonds	25,510	27,190	27,190
Total bonds	46,990	51,419	51,419
Mortgage-backed and asset-backed securities	12,945	13,229	13,229
Redeemable preferred stock	238	343	343
Total fixed maturity securities	60,173	$64,991	64,991
Equity securities:
Non-redeemable preferred stock	129	$138	138
Common stock:
Industrial, miscellaneous and all other	83	92	92
Public utilities	—	2	2
Total equity securities	212	$232	232
Mortgage loans	10,742		10,742
Policy loans	1,523		1,523
Real estate joint ventures	433		433
Other limited partnership interests	1,669		1,669
Short-term investments	312		312
Other invested assets	2,436		2,436
Total investments	$77,500		$82,338
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(1)
Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.